PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, NET.
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	December 31,
	2020	2021
Cost
Buildings and plant	$444,829	$468,309
Machinery and equipment	880,554	910,070
Furniture, fixtures and equipment	55,437	59,549
Motor vehicles	1,123	1,176
Less: Accumulated depreciation	(381,685)	(466,549)
Property, plant and equipment, net	$1,000,258	$972,555
Construction in process	26,828	586,555
Total	$1,027,086	$1,559,110

Depreciation expense was $47.4 million, $68.7 million and $77.4 million for the years ended December 31, 2019, 2020 and 2021, respectively.